CHANGE IN ACCOUNTING POLICY (Details)	12 Months Ended
Jun. 30, 2019
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Held-to-maturity securities, term	1 year
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Held-to-maturity securities, term	5 years